Revenue - Summary of Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue [abstract]
Gold credit sales	$ 644,131	$ 529,698
Silver credit sales	257,041	400,372
Concentrate sales	81,553	70,631
Revenue from sale of silver	338,594	471,003
Palladium credit sales	18,496	32,160
Revenue From Cobalt Sales	14,824	32,192
Total sales revenue	$ 1,016,045	$ 1,065,053
Gold
Gold credit sales	63.00%	50.00%
Silver
Silver credit sales	25.00%	38.00%
Concentrate sales	9.00%	6.00%
Total silver sales	34.00%	44.00%
Palladium
Palladium credit sales	2.00%	3.00%
Cobalt sales	1.00%	3.00%
Total sales revenue	100.00%	100.00%